Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Real Estate [Abstract]
Land use rights	$ 55,823	$ 5,031
Less: accumulated amortization	(975)	(639)
Exchange differences	52	58
Land use rights, net	$ 54,900	$ 4,450